EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLAN
21.
EMPLOYEE BENEFIT PLAN

Full time PRC employees of the Group are eligible to participate in a government‑mandated multi‑employer defined contribution plan under which certain pension benefits, medical care, unemployment insurance and employee housing fund are provided to these employees. The PRC labor regulations require the Group to accrue for these benefits based on a percentage of each employee’s salary income. Total provisions for employee benefits were US$4,323,814, US$11,121,724 and US$12,607,769 for the years ended December 31, 2020, 2021 and 2022, respectively, reported as a component of salary and compensation expenses when incurred.